Glossary
The following abbreviations are used in the Funds’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Asset Management & Custody Banks 3.1%
Brightsphere Investment Group, Inc.	219,573	$ 1,995,918
St. James’s Place PLC (United Kingdom)	232,251	2,606,918
		4,602,836
Consumer Finance 5.0%
Capital One Financial Corp.	42,426	3,674,940
SLM Corp.	443,838	3,745,993
		7,420,933
Data Processing & Outsourced Services 29.6%
Adyen NV (Netherlands), 144A*	9,813	7,111,159
FleetCor Technologies, Inc.*	39,782	11,870,949
Mastercard, Inc. (Class A Stock)	43,823	12,330,477
PayPal Holdings, Inc.*	7,061	770,002
Visa, Inc. (Class A Stock)	63,785	11,533,604
		43,616,191
Diversified Banks 19.0%
Bank of America Corp.	334,634	9,205,782
Citigroup, Inc.	137,855	8,870,969
JPMorgan Chase & Co.	90,344	9,925,192
		28,001,943
Financial Exchanges & Data 2.4%
S&P Global, Inc.	13,320	3,465,731
Investment Banking & Brokerage 9.1%
Goldman Sachs Group, Inc. (The)	35,148	7,167,029
Moelis & Co. (Class A Stock)	81,426	2,730,214
Morgan Stanley	23,050	956,344
TD Ameritrade Holding Corp.	57,157	2,538,342
		13,391,929
Life & Health Insurance 4.7%
Brighthouse Financial, Inc.*	21,945	773,781
MetLife, Inc.	139,924	6,198,633
		6,972,414

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage REITs 2.9%
MFA Financial, Inc.	326,050	$ 2,337,779
Starwood Property Trust, Inc.	79,708	1,867,558
		4,205,337
Property & Casualty Insurance 6.0%
Chubb Ltd.	57,019	8,910,929
Regional Banks 13.4%
Ameris Bancorp	71,904	2,530,302
BankUnited, Inc.	80,642	2,561,190
BB&T Corp.	78,869	3,758,108
East West Bancorp, Inc.	24,539	1,009,289
Pinnacle Financial Partners, Inc.	67,260	3,542,584
PNC Financial Services Group, Inc. (The)	32,097	4,138,266
Seacoast Banking Corp. of Florida*	93,583	2,184,227
		19,723,966
Reinsurance 2.4%
RenaissanceRe Holdings Ltd. (Bermuda)	19,546	3,529,030
Thrifts & Mortgage Finance 1.9%
Sterling Bancorp, Inc.	303,215	2,828,996

Total Long-Term Investments (cost $120,238,963)		146,670,235

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $502,511)(w)	502,511	502,511

TOTAL INVESTMENTS 99.8% (cost $120,741,474)		147,172,746
Other assets in excess of liabilities 0.2%		237,602

Net Assets 100.0%		$ 147,410,348

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investments Portfolios 2 - PGIM Core Ultra Short Bond Fund.

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks 97.9%
Biotechnology 41.0%
Agios Pharmaceuticals, Inc.*(a)	407,505	$ 15,464,815
Aileron Therapeutics, Inc.*(a)	1,100,573	803,308
Alexion Pharmaceuticals, Inc.*	273,056	27,513,122
Amicus Therapeutics, Inc.*	3,136,734	31,022,299
AnaptysBio, Inc.*(a)	108,324	4,403,371
Apellis Pharmaceuticals, Inc.*	625,686	18,207,462
Argenx SE (Netherlands), ADR*(a)	145,991	19,190,517
Ascletis Pharma, Inc. (China), 144A*(a)	4,379,330	2,162,471
Assembly Biosciences, Inc.*	1,626,364	18,394,177
Audentes Therapeutics, Inc.*	224,258	6,974,424
BioMarin Pharmaceutical, Inc.*	1,103,318	82,815,049
Bluebird Bio, Inc.*(a)	136,198	14,070,615
Blueprint Medicines Corp.*	89,167	6,836,434
DBV Technologies SA (France), ADR*(a)	401,635	3,654,878
Exact Sciences Corp.*(a)	574,333	68,471,980
Fate Therapeutics, Inc.*	364,174	5,943,320
Gossamer Bio, Inc.*(a)	493,772	10,349,461
Immunomedics, Inc.*(a)	1,955,128	25,025,638
Innovent Biologics, Inc. (China), 144A*(a)	1,467,314	4,739,617
Intercept Pharmaceuticals, Inc.*	93,970	6,030,995
Invitae Corp.*(a)	258,085	6,261,142
Madrigal Pharmaceuticals, Inc.*(a)	142,508	13,210,492
Mirati Therapeutics, Inc.*(a)	339,643	27,840,537
Natera, Inc.*	1,789,756	58,972,460
Neurocrine Biosciences, Inc.*	355,007	35,294,796
ProQR Therapeutics NV (Netherlands)*	1,725,935	12,409,473
Repligen Corp.*	157,903	14,654,977
Rubius Therapeutics, Inc.*(a)	358,703	3,328,764
Sage Therapeutics, Inc.*(a)	559,779	96,097,261
Sangamo Therapeutics, Inc.*(a)	339,962	3,705,586
Sarepta Therapeutics, Inc.*(a)	800,945	72,205,192
Shanghai Junshi Biosciences Co. Ltd. (China) (Class H Stock), 144A*(a)	472,911	1,864,401
Sutro Biopharma, Inc.*	119,157	961,597
Turning Point Therapeutics, Inc.*(a)	162,290	8,849,674
Vertex Pharmaceuticals, Inc.*	310,073	55,819,341
Viking Therapeutics, Inc.*(a)	333,004	2,314,378
Zai Lab Ltd. (China), ADR*(a)	153,434	5,003,483
		790,867,507
Health Care Services 2.8%
Cigna Corp.	189,123	29,119,268

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Services (cont’d.)
Guardant Health, Inc.*(a)	243,966	$ 21,354,344
Jinxin Fertility Group Ltd. (China), 144A*	3,527,201	4,278,347
		54,751,959
Health Care Equipment 18.9%
Abbott Laboratories	604,246	51,554,269
ABIOMED, Inc.*	37,770	7,292,254
Avedro, Inc.*	181,353	4,247,287
Boston Scientific Corp.*	1,407,344	60,135,809
Danaher Corp.	179,827	25,551,619
DexCom, Inc.*(a)	324,967	55,767,587
Edwards Lifesciences Corp.*	253,349	56,202,942
Insulet Corp.*	53,667	8,273,841
Intuitive Surgical, Inc.*	120,527	61,630,276
iRhythm Technologies, Inc.*(a)	113,288	8,623,483
Shockwave Medical, Inc.*(a)	102,692	4,297,660
Teleflex, Inc.	54,003	19,652,772
		363,229,799
Health Care Supplies 1.5%
Align Technology, Inc.*	83,053	15,207,835
Silk Road Medical, Inc.*	309,989	13,357,426
		28,565,261
Health Care Technology 1.4%
Health Catalyst, Inc.*(a)	28,224	1,125,009
Livongo Health, Inc.*(a)	56,448	1,729,567
Phreesia, Inc.*	78,906	2,112,313
Tabula Rasa HealthCare, Inc.*(a)	251,243	14,270,602
Teladoc Health, Inc.*(a)	145,402	8,415,868
		27,653,359
Life Sciences Tools & Services 9.7%
Adaptive Biotechnologies Corp.*(a)	111,262	5,657,673
ARYA Sciences Acquisition Corp., UTS*	557,818	6,066,271
Avantor, Inc.*	1,850,741	32,387,967
Illumina, Inc.*	323,414	90,989,295
IQVIA Holdings, Inc.*	232,375	36,052,981
Wuxi Biologics Cayman, Inc. (China), 144A*	1,499,054	15,710,794
		186,864,981

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Managed Health Care 8.5%
Anthem, Inc.	111,579	$ 29,180,140
Centene Corp.*(a)	195,789	9,127,683
HealthEquity, Inc.*	91,255	5,416,897
Humana, Inc.	187,227	53,024,559
UnitedHealth Group, Inc.	285,509	66,809,106
		163,558,385
Pharmaceuticals 14.1%
AstraZeneca PLC (United Kingdom), ADR(a)	1,212,826	54,613,555
Eli Lilly & Co.	434,107	49,041,068
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	72,450	10,317,604
Marinus Pharmaceuticals, Inc.*(a)	1,814,522	2,086,700
Merck & Co., Inc.	347,358	30,036,046
Novartis AG (Switzerland), ADR	267,669	24,119,654
Novo Nordisk A/S (Denmark), ADR	862,119	44,925,021
Pfizer, Inc.	388,812	13,822,267
resTORbio, Inc.*(a)	1,397,023	13,439,361
Zoetis, Inc.	230,562	29,147,648
		271,548,924

Total Common Stocks (cost $1,123,580,533)		1,887,040,175
Preferred Stock 0.1%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)^*(f)	4,084,064	2,695,482
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., Warrant Exp 3/29/24 (cost $116,418)	895,522	—

Total Long-Term Investments (cost $1,126,096,951)		1,889,735,657

Short-Term Investments 26.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	40,869,127	40,869,127

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $467,935,032; includes $467,004,124 of cash collateral for securities on loan)(b)(w)	467,928,558	$ 467,975,351

Total Short-Term Investments (cost $508,804,159)		508,844,478

TOTAL INVESTMENTS 124.4% (cost $1,634,901,110)		2,398,580,135
Liabilities in excess of other assets (24.4)%		(470,809,958)

Net Assets 100.0%		$ 1,927,770,177

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,695,482 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $453,900,793; cash collateral of $467,004,124 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,400,000. The aggregate value of $2,695,482 is 0.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks
Diversified Banks 0.8%
CFE Capital S de RL de CV (Mexico)	27,709,591	$ 28,343,518
Electric Utilities 38.5%
Alliant Energy Corp.	1,226,261	64,317,390
American Electric Power Co., Inc.	1,665,841	151,841,407
Edison International	1,350,545	97,603,887
Enel SpA (Italy)	10,531,349	76,443,057
Entergy Corp.(a)	1,197,070	135,077,379
Eversource Energy(a)	421,849	33,802,760
Exelon Corp.	2,957,874	139,789,125
FirstEnergy Corp.	3,096,067	142,419,082
Iberdrola SA (Spain)	4,276,956	43,970,047
Light SA (Brazil)	6,394,193	30,558,097
Neoenergia SA (Brazil)	10,379,164	51,883,288
NextEra Energy, Inc.	1,031,719	226,028,999
Orsted A/S (Denmark), 144A	212,000	20,274,391
Terna Rete Elettrica Nazionale SpA (Italy)	4,959,702	31,145,153
Xcel Energy, Inc.	929,809	59,712,334
		1,304,866,396
Gas Utilities 2.1%
Atmos Energy Corp.	641,901	70,756,747
Independent Power Producers & Energy Traders 3.5%
AES Corp.	2,083,236	31,936,008
NRG Energy, Inc.	976,989	35,562,400
Vistra Energy Corp.	2,090,617	52,160,894
		119,659,302
Integrated Telecommunication Services 2.1%
Cellnex Telecom SA (Spain), 144A*	1,740,042	69,776,650
Multi-Utilities 28.3%
Ameren Corp.	1,948,659	150,339,042
CMS Energy Corp.	2,431,947	153,334,258
Dominion Energy, Inc.	1,737,234	134,861,475
DTE Energy Co.	968,034	125,515,289
NiSource, Inc.	2,876,491	85,000,309
Public Service Enterprise Group, Inc.	1,107,621	66,977,842

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
RWE AG (Germany)	4,444,784	$ 126,714,182
Sempra Energy	812,802	115,117,147
		957,859,544
Oil & Gas Storage & Transportation 9.9%
Cheniere Energy, Inc.*	1,303,072	77,806,429
Enbridge, Inc. (Canada)	909,073	30,404,853
ONEOK, Inc.	982,757	70,050,919
Pembina Pipeline Corp. (Canada)	1,157,247	42,436,247
Targa Resources Corp.(a)	782,116	28,250,030
Williams Cos., Inc. (The)	3,705,942	87,460,231
		336,408,709
Renewable Electricity 2.6%
NextEra Energy Partners LP	1,744,077	89,383,946
Specialized REITs 4.7%
American Tower Corp.	216,278	49,785,033
Equinix, Inc.	107,489	59,793,981
SBA Communications Corp.	192,867	50,614,087
		160,193,101
Water Utilities 4.3%
American Water Works Co., Inc.	523,236	66,618,408
Aqua America, Inc.	1,800,145	79,728,422
		146,346,830

Total Long-Term Investments (cost $2,107,577,981)		3,283,594,743

Short-Term Investments 4.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	103,016,272	103,016,272

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $60,969,087; includes $60,862,187 of cash collateral for securities on loan)(b)(w)	60,957,232	$ 60,963,328

Total Short-Term Investments (cost $163,985,359)		163,979,600

TOTAL INVESTMENTS 101.6% (cost $2,271,563,340)		3,447,574,343
Liabilities in excess of other assets (1.6)%		(55,846,012)

Net Assets 100.0%		$ 3,391,728,331

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,818,786; cash collateral of $60,862,187 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).